Segmented Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Geographical Areas
The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies.

Three months ended June 30,	USA		Rest of World		Canada		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Segment revenue	$226,087	$120,754	$104,125	$65,429	$73,205	$39,128	$403,417	$225,311
Intersegment revenue	(28,733)	(15,095)	(111)	(34)	(2,496)	(5,675)	(31,340)	(20,804)

Revenue	$197,354	$105,659	$104,014	$65,395	$70,709	$33,453	$372,077	$204,507
Revenue – Engineered Systems	112,673	44,698	34,810	3,642	48,863	16,658	196,346	64,998
Revenue – Service	53,105	37,195	31,861	24,668	20,873	15,767	105,839	77,630
Revenue – Energy Infrastructure	31,576	23,766	37,343	37,085	973	1,028	69,892	61,879
Operating income (loss) 1	$14,044	$4,872	$7,217	$9,355	$(1,018)	$3,518	$20,243	$17,745

Six months ended June 30,	USA		Rest of World		Canada		Total
	2022	2021	2022	2021	2022	2021	2022	2021
Segment revenue	$408,842	$205,719	$213,519	$135,946	$140,329	$90,757	$762,690	$432,422
Intersegment revenue	(64,024)	(18,114)	(189)	(40)	(3,331)	(6,556)	(67,544)	(24,710)

Revenue	$344,818	$187,605	$213,330	$135,906	$136,998	$84,201	$695,146	$407,712
Revenue – Engineered Systems	190,305	73,938	84,102	12,084	96,370	51,208	370,777	137,230
Revenue – Service	95,354	67,309	54,895	50,579	38,776	30,278	189,025	148,166
Revenue – Energy Infrastructure	59,159	46,358	74,333	73,243	1,852	2,715	135,344	122,316
Operating income (loss) 1	$14,389	$5,238	$17,499	$14,083	$(4,806)	$5,445	$27,082	$24,766

1
The company did not receive any government grants during the three and six months ended June 30, 2022 (June 30, 2021 – $6.4 million and $10.5 million). Government grants are recorded in COGS and SG&A within the interim condensed consolidated statements of earnings in accordance with where the associated expenses were recognized.

	USA		Rest of World		Canada		Total
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021
Segment assets	$1,030,299	$1,000,755	$694,574	$654,969	$560,449	$546,250	$2,285,322	$2,201,974
Goodwill	156,970	154,437	322,707	323,466	88,367	88,367	568,044	566,270
Corporate	—	—	—	—	—	—	(560,480)	(576,802)

Total segment assets	$1,187,269	$1,155,192	$1,017,281	$978,435	$648,816	$634,617	$2,292,886	$2,191,442

The accounting policies of
the reportable operating segments are the same as those described in the summary of significant accounting policies.

	USA		Rest of World		Canada		Total
Years ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment revenue	$497,630	$649,133	$309,695	$353,210	$194,439	$247,390	$1,001,764	$1,249,733
Intersegment revenue	(27,247)	(16,847)	(138)	(199)	(14,223)	(15,635)	(41,608)	(32,681)

Revenue	$470,383	$632,286	$309,557	$353,011	$180,216	$231,755	$960,156	$1,217,052
Revenue – Engineered Systems	218,558	390,178	22,500	40,485	113,069	167,903	354,127	598,566
Revenue – Service	153,722	150,939	111,500	96,092	62,154	56,238	327,376	303,269
Revenue – Energy Infrastructure 1	98,103	91,169	175,557	216,434	4,993	7,614	278,653	315,217
Operating income 2	$14,442	$56,504	$36,250	$40,488	$3,599	$19,020	$54,291	$116,012
1
Energy Infrastructure revenue for 2021 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2021 and 2020. Upon commencement of the renegotiated lease, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

2
In the year ended December 31, 2021, the Company recognized $16.4 million of government grants (December 31, 2020 – $19.6 million; December 31, 2019 – nil). The subsidies received have been recorded as a reduction in cost of goods sold and selling and administrative expenses within the consolidated statements of earnings in accordance with where the associated expenses were recognized.

	USA		Rest of World		Canada		Total
Years ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Segment revenue	$649,133	$1,243,760	$353,210	$354,680	$247,390	$518,042	$1,249,733	$2,116,482
Intersegment revenue	(16,847)	(48,091)	(199)	(7,846)	(15,635)	(15,123)	(32,681)	(71,060)

Revenue	$632,286	$1,195,669	$353,011	$346,834	$231,755	$502,919	$1,217,052	$2,045,422
Revenue – Engineered Systems	390,178	947,451	40,485	76,813	167,903	424,239	598,566	1,448,503
Revenue – Service 1	150,939	172,130	96,092	111,357	56,238	67,505	303,269	350,992
Revenue – Energy Infrastructure 1,2	91,169	76,088	216,434	158,664	7,614	11,175	315,217	245,927
Operating income	$56,504	$194,010	$40,488	$511	$19,020	$37,387	$116,012	$231,908
1
Revenues from the operation and maintenance of BOOM contracts have been reclassified from the Service to Energy Infrastructure product line including $11,717 previously disclosed during the first quarter of 2020. For the year ended December 31, 2019 the amount reclassified was $43,594. Please refer to Note 23 for further details.

2
Energy Infrastructure revenue for 2020 includes the recognition of revenue from a finance lease transaction in the fourth quarter of 2020. Upon commencement of the renegotiated leases, the Company recognized the sale of the related rental assets and a corresponding finance lease receivable. Refer to Note 11 for further details on finance leases.

	USA		Rest of World		Canada		Total
As at December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Segment assets	$1,000,755	$895,022	$654,969	$610,597	$546,250	$525,510	$2,201,974	$2,031,129
Goodwill	154,437	155,094	323,466	332,567	88,367	88,367	566,270	576,028
Corporate	—	—	—	—	—	—	(576,802)	(427,581)

Total segment assets	$1,155,192	$1,050,116	$978,435	$943,164	$634,617	$613,877	$2,191,442	$2,179,576